OPERATING EXPENSES	12 Months Ended
Dec. 31, 2022
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 24 – OPERATING EXPENSES

Operating expenses disclosed by nature of expense amounted to $1,024,123, $834,260 and $827,096 for the years ended December 31, 2022, 2021 and 2020, respectively. The main components of the operating expenses are the following:

	Years ended December 31,
	2022	2021	2020
Employee benefit expenses and severance payments	Profit (loss)
Salaries, Social security expenses and benefits	(157,263)	(162,514)	(159,914)
Severance indemnities	(21,772)	(12,697)	(7,307)
Other employee expenses	(3,629)	(3,654)	(4,713)
	(182,664)	(178,865)	(171,934)
Fees for services, maintenance, materials and supplies
Maintenance and materials	(46,197)	(55,539)	(55,347)
Fees for services	(41,595)	(39,660)	(41,325)
Directors and Supervisory Committee’s fees	(664)	(1,089)	(392)
	(88,456)	(96,288)	(97,064)
Taxes and Fees with the Regulatory Authority
Turnover tax	(26,962)	(30,803)	(32,133)
Regulatory Entity Fees	(13,982)	(15,317)	(16,563)
Municipal taxes	(7,664)	(8,812)	(9,208)
Other taxes and fees	(7,383)	(8,849)	(9,781)
	(55,991)	(63,781)	(67,685)
Cost of equipment and handsets
Inventory balance at the beginning of the year	(6,698)	(11,690)	(13,789)
Plus:
Purchases	(37,733)	(38,479)	(34,500)
Others	2,953	2,640	3,868
Less:
Inventory balance at the end of the year	6,938	6,698	11,690
	(34,540)	(40,831)	(32,731)
Other operating expenses
Provisions	(11,892)	(15,381)	(8,830)
Rentals and internet capacity	(4,160)	(5,359)	(5,887)
Energy, water and other services	(13,207)	(13,618)	(15,936)
Postage, freight and travel expenses	(5,132)	(5,039)	(5,883)
Other	(2,056)	(1,864)	(3,415)
	(36,447)	(41,261)	(39,951)
Depreciation, amortization and impairment of fixed assets
Depreciation of PP&E	(198,788)	(211,121)	(193,206)
Amortization of intangible assets	(28,649)	(30,306)	(31,276)
Amortization of Rights of use assets	(21,749)	(20,122)	(17,259)
Impairment of fixed assets (*)	(246,135)	(2,501)	(1,106)
	(495,321)	(264,050)	(242,847)

(*) Includes $(243,900) corresponding to the impairment of goodwill of the CGU Telecom (See Note 3.v.1.a)

Operating expenses, disclosed per function are as follows:

	Operating	Administration	Commerciali-	Other	Total	Total	Total
Concept	costs	costs	zation costs	expenses	12.31.2022	12.31.2021	12.31.2020
Employee benefit expenses and severance payments	(103,185)	(38,600)	(40,879)	—	(182,664)	(178,865)	(171,934)
Interconnection costs and other telecommunication charges	(22,455)	—	—	—	(22,455)	(29,729)	(33,090)
Fees for services, maintenance, materials and supplies	(39,732)	(16,450)	(32,274)	—	(88,456)	(96,288)	(97,064)
Taxes and Fees with the Regulatory Authority	(55,107)	(366)	(518)	—	(55,991)	(63,781)	(67,685)
Commissions and advertising	(144)	—	(44,022)	—	(44,166)	(47,514)	(50,724)
Cost of equipment and handsets	(34,540)	—	—	—	(34,540)	(40,831)	(32,731)
Programming and content costs	(45,741)	—	—	—	(45,741)	(56,391)	(59,301)
Bad debt expenses	—	—	(18,342)	—	(18,342)	(15,550)	(31,769)
Other operating expenses	(18,889)	(3,989)	(13,569)	—	(36,447)	(41,261)	(39,951)
Depreciation, amortization and impairment of fixed assets	(190,192)	(36,650)	(22,344)	(246,135)	(495,321)	(264,050)	(242,847)
Total as of 12.31.2022	(509,985)	(96,055)	(171,948)	(246,135)	(1,024,123)	—	—
Total as of 12.31.2021	(571,634)	(80,646)	(179,479)	(2,501)	—	(834,260)	—
Total as of 12.31.2020	(559,859)	(72,113)	(194,018)	(1,106)	—	—	(827,096)

Operating leases

Future minimum lease payments of non-cancellable operating lease agreements of Telecom and its subsidiaries as of December 31, 2022, 2021 and 2020 in currency on the transaction date are as follows:

	Less than
	1 year	1‑5 years	Total
2020	653	133	786
2021	849	277	1,126
2022	664	288	952

Further information is provided in Note 3.k) to these consolidated financial statements.